EQUITY (Tables)	6 Months Ended
Jun. 30, 2024
Equity [abstract]
Schedule of equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	2024	2023
Common shares	$10,831	$10,879
Contributed surplus	109	112
Retained earnings	17,131	18,006
Ownership changes	5,036	4,510
Accumulated other comprehensive income	8,125	8,167
Common equity	$41,232	$41,674
The number of issued and outstanding Class A and Class B shares and unexercised options are as follows:

AS AT JUN. 30, 2024 AND DEC. 31, 2023	2024	2023
Class A shares[1]	1,508,146,799	1,523,372,339
Class B shares	85,120	85,120
Shares outstanding[1]	1,508,231,919	1,523,457,459
Unexercised options, other share-based plans[2] and exchangeable shares of affiliate	88,896,428	91,632,045
Total diluted shares	1,597,128,347	1,615,089,504
1.Net of 100,610,227 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2024 (December 31, 2023 – 81,849,805).
2.Includes management share option plan and escrowed stock plan Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30	2024	2023	2024	2023
Outstanding, beginning of period[1]	1,512,906,498	1,564,393,929	1,523,457,459	1,573,371,868
Issued (Repurchased)
Issuances	658,243	1,380	1,594,541	262,361
Repurchases	(7,098,910)	(1,189,664)	(20,313,372)	(11,676,545)
Long-term share ownership plans[2]	1,752,920	643,650	3,467,385	1,826,185
Dividend reinvestment plan and other	13,168	17,597	25,906	83,023
Outstanding, end of period[3]	1,508,231,919	1,563,866,892	1,508,231,919	1,563,866,892
1.Net of 93,511,317 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2024 (March 31, 2023 – 70,740,647) and 81,849,805 as at December 31, 2023 (December 31, 2022 – 62,910,220).
2.Includes management share option plan and restricted stock plan.
3.Net of 100,610,227 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2024 (June 30, 2023 – 71,921,167).
Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2024	2023	2024	2023
Net income attributable to shareholders	$43	$81	$145	$201
Preferred share dividends	(42)	(41)	(84)	(82)
Net income available to shareholders	1	40	61	119
Dilutive impact of exchangeable shares	—	—	—	—
Net income available to shareholders including dilutive impact of exchangeable shares	$1	$40	$61	$119

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2024	2023	2024	2023
Weighted average – Class A and Class B shares	1,509.6	1,564.0	1,514.3	1,568.2
Dilutive effect of conversion of options and escrowed shares using treasury stock method and exchangeable shares of affiliate	26.4	14.4	24.4	14.6
Class A and Class B shares and share equivalents	1,536.0	1,578.4	1,538.7	1,582.8